As filed with the Securities and Exchange Commission on March 6, 2007

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.		[		]

Post-Effective Amendment No.	2	[	X	]

TRUST FOR PROFESSIONAL MANAGERS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

(414) 287-3338
(Registrant’s Telephone Number, including Area Code)

Rachel A. Spearo, Esq.
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:

Carol A. Gehl, Esq.
Godfrey & Kahn S.C.
780 North Water Street
Milwaukee, Wisconsin 53202
(414) 273-3500

An indefinite number of Registrant’s shares of beneficial interest, par value $0.01 per share, has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no filing fee is being paid at this time.

This amendment consists of the following:

(1)	Facing sheet of the Registration Statement; and
(2)	Part C of the Registration Statement (including signature page).

The Prospectus and Statement of Additional Information are incorporated by reference from Post-Effective Amendment No. 1 to this Registration Statement filed on January 19, 2007.

This amendment is submitted for the purpose of filing an Opinion of Counsel on tax matters as Exhibit EX.12 and an Other Opinion of Counsel as Exhibit EX.17(b) to Part C for the Leader Short Term Bond Fund.

TRUST FOR PROFESSIONAL MANAGERS
PART C
LEADER SHORT-TERM BOND FUND

OTHER INFORMATION

Item 15. Indemnification

Reference is made to Article X of the Registrant’s Declaration of Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 16.  Exhibits.

1.	Declaration of Trust

(a)
Amended and Restated Certificate of Trust - Previously filed with Registrant’s Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A (File Nos. 333-62298 and 811-10401) with the SEC on November 24, 2004, and is incorporated by reference.

(b)
Agreement and Declaration of Trust - Previously filed with Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A (File Nos. 333-62298 and 811-10401) with the SEC on August 1, 2001, and is incorporated by reference.

2.
Amended and Restated Bylaws - Previously filed with Registrant’s Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A (File Nos. 333-62298 and 811-10401) with the SEC on November 24, 2004, and is incorporated by reference.

3.	Not Applicable.

4.
Agreement and Plan of Reorganization - Previously filed with Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-14 (File Nos. 333-62298 and 811-10401) with the SEC on January 19, 2007 and is incorporated by reference.

5.	Instruments Defining Rights of Security Holders - Incorporated by reference to the Agreement and Declaration of Trust and Amended and Restated Bylaws.

6.
Investment Advisory Agreement - Previously filed with Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-14 (File Nos. 333-62298 and 811-10401) with the SEC on January 19, 2007 and is incorporated by reference.

7.
Underwriting Agreement - Previously filed with Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-14 (File Nos. 333-62298 and 811-10401) with the SEC on January 19, 2007 and is incorporated by reference.

8.	Not Applicable.

9.
Custodian Agreement - Previously filed with Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-14 (File Nos. 333-62298 and 811-10401) with the SEC on January 19, 2007 and is incorporated by reference.

10.	Distribution Plan pursuant to Rule 12b-1 - Previously filed with a registration statement on Form N-14 with the SEC on December 22, 2006, and is incorporated by reference.

11.
Opinion of Counsel regarding legality of issuance of shares and other matters - Previously filed with Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-14 (File Nos. 333-62298 and 811-10401) with the SEC on January 19, 2007 and is incorporated by reference.

12.	Opinion of Counsel on tax matters -filed herewith.

13.	Other Material Contracts

(a)
Fund Administration Servicing Agreement - Previously filed with Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-14 (File Nos. 333-62298 and 811-10401) with the SEC on January 19, 2007 and is incorporated by reference.

(b)
Transfer Agent Servicing Agreement - Previously filed with Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-14 (File Nos. 333-62298 and 811-10401) with the SEC on January 19, 2007 and is incorporated by reference.

(c)
Fund Accounting Servicing Agreement - Previously filed with Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-14 (File Nos. 333-62298 and 811-10401) with the SEC on January 19, 2007 and is incorporated by reference.

(d)
Operating Expense Limitation Agreement - Previously filed with Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-14 (File Nos. 333-62298 and 811-10401) with the SEC on January 19, 2007 and is incorporated by reference.

14.
Consent of Independent Registered Public Accounting Firm - Previously filed with Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-14 (File Nos. 333-62298 and 811-10401) with the SEC on January 19, 2007 and is incorporated by reference.

15.	Not Applicable.

16.	Power of Attorney - Previously filed with a registration statement on Form N-14 with the SEC on December 22, 2006, and is incorporated by reference.

17.	Other Exhibits

(a)	Proxy Ballot - Previously filed with a registration statement on Form N-14 with the SEC on December 22, 2006, and is incorporated by reference.

(b)	Other Opinion of Counsel - filed herewith.

Item 17. Undertakings.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 6th day of March, 2007.

TRUST FOR PROFESSIONAL MANAGERS

By: /s/ Joseph C. Neuberger
Joseph C. Neuberger
Chairperson, President and Treasurer/Principal Accounting Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on March 6, 2007 by the following persons in the capacities indicated.

Signature	Title
/s/ Joseph C. Neuberger Joseph C. Neuberger	Chairperson, President, Treasurer/Principal Accounting Officer and Trustee
Dr. Michael D. Akers* Dr. Michael D. Akers	Independent Trustee
Gary A. Drska* Gary A. Drska	Independent Trustee
* By /s/ Joseph C. Neuberger Joseph C. Neuberger Attorney-in-Fact pursuant to Power of Attorney filed herewith.

EXHIBIT INDEX

Exhibit	Exhibit No.
Opinion of Counsel on tax matters	Ex.12
Other Opinion of Counsel	Ex.17(b)